Income taxes - Disclosure of deferred tax balances (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Taxes [Abstract]
Deferred tax assets	$ 242,567	$ 105,432
Deferred tax liabilities	(21,132)	(31,081)
Deferred tax assets (liabilities)	$ 221,435	$ 74,351	$ (71,611)